CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS’ EQUITY (DEFICIT) - USD ($)	Stock Issued for Dividends Payable [Member] Common Stock [Member]	Stock Issued for Dividends Payable [Member] Additional Paid-in Capital [Member]	Stock Issued for Dividends Payable [Member]	Series X Preferred Stock [Member] Preferred Stock [Member]	Series X Preferred Stock [Member]	Series A Preferred Stock [Member] Preferred Stock [Member]	Common Stock [Member] Convertible Debt [Member]	Common Stock [Member] Convertible Debt [Member]	Common Stock [Member]	Additional Paid-in Capital [Member] Convertible Debt [Member]	Additional Paid-in Capital [Member] Discount on Note Payable Due to Warrants [Member]	Additional Paid-in Capital [Member] Convertible Debt [Member]	Additional Paid-in Capital [Member]	Stock Payable [Member]	Retained Earnings [Member]	Convertible Debt [Member]	Discount on Note Payable Due to Warrants [Member]	Convertible Debt [Member]	Total
Balance at Dec. 31, 2018									$ 315,982				$ 5,684,208	$ 37,186	$ (7,691,312)				$ (1,653,936)
Balance (in Shares) at Dec. 31, 2018									31,598,236
Stock issued for services									$ 3,000				19,005						$ 22,005
Stock issued for services (in Shares)									300,000										300,000
Cancellation of shares									$ (7,000)				7,000						$ 7,000
Cancellation of shares (in Shares)									(700,000)										700,000
Stock issued as compensation									$ 69,750				(69,750)
Stock issued as compensation (in Shares)									6,975,000										6,975,000
Vesting of shares issued to employees													212,187						$ 212,187
Stock issued for payable				$ 262			$ 381,791			$ 407,146			910,575			$ 788,937		$ 788,937	910,837
Stock issued for payable (in Shares)				26,227			38,179,083
Issuance of Preferred A stock to consultants					$ 910,837
Issuance of Preferred A stock to consultants (in Shares)					26,227
Preferred stock dividends, $3.62 per share (10% of stated value per year)																			0
Net loss for the period															(3,885,262)				(3,885,262)
Common stock issued for legal settlement									$ 14,012				87,016						101,028
Common stock issued for legal settlement (in Shares)									1,401,224
Settlement of derivative liability													881,296						881,296
Settlement of derivative liability (in Shares)					26,227
Discount on notes payable													225,393						225,393
Debt discount due to issuance of warrants											$ 34,500						$ 34,500
Imputed interest													9,018						9,018
Common stock issued for the cashless exercise of warrants									$ 35,149				(35,149)						35,149
Common stock issued for the cashless exercise of warrants (in Shares)									3,514,900
Gain on settlement													35,532						35,532
Balance at Dec. 31, 2019				$ 262					$ 812,684				8,407,977	37,186	(11,576,574)				$ (2,318,465)
Balance (in Shares) at Dec. 31, 2019				26,227					81,268,443										81,268,443
Stock issued for services									$ 2,000				5,680						$ 7,680
Stock issued for services (in Shares)									200,000
Vesting of shares issued to employees													67,623						67,623
Vesting of stock options issued to employees													421,502						421,502
Stock issued for payable	$ 21,511	$ 44,057	$ 65,568					$ 633,748	$ 3,869			$ 999,658	17,787					$ 1,633,406	21,656
Stock issued for payable (in Shares)	2,151,204							63,374,555	386,985
Issuance of Preferred A stock to consultants						$ 48							71,510						71,558
Issuance of Preferred A stock to consultants (in Shares)						4,800
Preferred stock dividends, $3.62 per share (10% of stated value per year)					$ (65,568)								(75,535)						(75,535)
Net loss for the period															(2,860,594)				(2,860,594)
Settlement of derivative liability									$ 80,000				380,562						460,562
Settlement of derivative liability (in Shares)									7,999,996
Discount on notes payable																			0
Imputed interest																			0
Common stock issued for the cashless exercise of warrants																			290,000
Gain on settlement														$ (37,186)					(37,186)
Balance at Dec. 31, 2020				$ 262		$ 48			$ 1,553,812				$ 10,340,821		$ (14,437,168)				$ (2,542,225)
Balance (in Shares) at Dec. 31, 2020				26,227		4,800			155,381,183										155,381,183